POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2014
Post Balance Sheet Events [Abstract]
POST BALANCE SHEET EVENTS

NOTE 44: POST BALANCE SHEET EVENTS

Post balance sheet events are described in the following notes:

  Note 3: Going concern
  Note 4: Mergers, acquisitions, disposals and new entities established
  Note 17: Long-lived assets held for sale and liabilities directly associated with long lived assets held for sale
  Note 18: Hellenic Republic Bank Support Plan
  Note 25: Long term debt
  Note 31: Income tax (expense)/ benefit